SEGMENT INFORMATION - Summary of Selected Financial Information Relating to Group's Segments (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
SEGMENT INFORMATION
Net revenues	¥ 268,060,162	$ 36,724,092	¥ 221,618,968	¥ 206,820,874
Operating cost and expenses:
Cost of revenues	126,795,209	17,370,872	106,961,759	104,315,856
Research and development	3,703,178	507,333	4,629,880	6,790,791
Selling and marketing	99,892,804	13,685,258	78,737,492	75,265,726
Unallocated corporate expenses	80,888,058	11,081,618	72,816,606	77,051,580
Total operating cost and expenses	311,279,249		263,145,737	263,423,953
Other operating income, net	174,931	23,965	30,865	16,515
Loss from operations	(43,044,156)	(5,897,024)	(41,495,904)	(56,586,564)
Unallocated other income, net	544,593	74,609	973,654	2,070,949
Loss before income taxes	(42,499,563)	$ (5,822,415)	(40,522,250)	(54,515,615)
Overseas art study services
SEGMENT INFORMATION
Net revenues	246,561,735		201,955,180	24,657,609
Operating cost and expenses:
Cost of revenues	117,900,852		96,661,054	11,552,359
Research and development	3,470,286		3,672,094
Selling and marketing	91,458,227		73,182,842	5,736,053
Total operating cost and expenses	212,829,365		173,515,990	17,288,412
Other operating income, net	105,978		30,865
Loss from operations	33,838,348		28,470,055	7,369,197
Other educational services
SEGMENT INFORMATION
Net revenues	21,498,427		19,663,788	181,833,076
Operating cost and expenses:
Cost of revenues	8,748,249		10,225,877	92,389,567
Research and development	70,554		114,516	5,903,055
Selling and marketing	8,341,122		5,437,897	69,398,473
Total operating cost and expenses	17,159,925		15,778,290	167,691,095
Loss from operations	4,338,502		3,885,498	14,141,981
Others
SEGMENT INFORMATION
Net revenues				330,189
Operating cost and expenses:
Cost of revenues	146,108		74,828	373,930
Research and development	162,338		843,270	887,736
Selling and marketing	93,455		116,753	131,200
Total operating cost and expenses	401,901		1,034,851	1,392,866
Other operating income, net	68,953			16,515
Loss from operations	¥ (332,948)		¥ (1,034,851)	¥ (1,046,162)